Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from January 1 to April 11, 2025, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
Total	Ps.	80,002,573